UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment [  ]; Amendment Number:   ____
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Elkhorn Partners Limited Partnership
Address:  2222 Skyline Drive
          Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature, Place, and Date of Signing:

     /s/ Alan S. Parsow        Elkhorn, Nebraska         August 14, 2008
-------------------------   -----------------------   ----------------------
       [Signature]               [City, State]               [Date]

 Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:  $94,416
                                       (thousands)

List of Other Included Managers:          NONE

                           FORM 13F INFORMATION TABLE

------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- --------- ---------------------
                                                    Value       Shares/   SH/    Put/     Invstmt      Other     Voting Authority
    Name of Issuer        Title of       CUSIP      (x$1000)    PRN Amt   PRN    Call     Dscretn    Managers
                            Class
------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- --------- ---------------------
                                                                                                                Sole   Shared  None
------------------------ ------------ ------------- ---------- ---------- ------ -------- ---------- --------- ------ ------- ------
American Express Co.         COM         025816109        396     10,500     SH                SOLE            10,500
AVI Biopharma Inc.           COM         002346104        101     90,000     SH                SOLE            90,000
Berkshire Hathaway          CL A         084670108      6,400         53     SH                SOLE                53
  Inc. Del
Berkshire Hathaway          CL B         084670207      7,342      1,830     SH                SOLE             1,830
  Inc. Del
BMP Sunstone                 COM         05569C105        741    102,000     SH                SOLE           102,000
Corporation
Bristol Myers Squibb Co.     COM         110122108        688     33,500     SH                SOLE            33,500
Cadiz Inc.                   COM         127537207      1,371     85,070     SH                SOLE            85,070
Cae Inc.                     COM         124765108        294     26,000     SH                SOLE            26,000
CapLease Inc                 COM         140288101         99     13,200     SH                SOLE            13,200
Capstead Mtg Corp.        PFD B CV       14067E308        130     10,300     SH                SOLE            10,300
CBS Corp. New               CL B         124857202        643     33,000     SH                SOLE            33,000
China Sky One Med Inc.       COM         16941P102        131     11,800     SH                SOLE            11,800
CME Group Inc.               COM         12572Q105        469      1,225     SH                SOLE             1,225
Coca Cola Co.                COM         191216100        312      6,000     SH                SOLE             6,000
Comarco Inc.                 COM         200080109      2,514    690,722     SH                SOLE           690,722
Comcast Corp. New         CL A SPL       20030N200      1,957    104,300     SH                SOLE           104,300
Delcath Sys Inc.             COM         24661P104        112     45,480     SH                SOLE            45,480
Deluxe Corp.                 COM         248019101        258     14,500     SH                SOLE            14,500
Dow Chem Co.                 COM         260543103        524     15,000     SH                SOLE            15,000
EMC Corp - Mass              COM         26864B102        169     11,500     SH                SOLE            11,500
Enerplus Res FD             UNIT         29274D604        823     17,800     SH                SOLE            17,800
Fairfax Fnl Hldgs Ltd      SUB VTG       303901102      3,935     15,500     SH                SOLE            15,500
Friedman Billings Ramsey    REIT         358434108        158    105,000     SH                SOLE           105,000
Gencorp Inc                  COM         368682100        426     59,500     SH                SOLE            59,500
General Electric Co          COM         369604103        854     32,000     SH                SOLE            32,000
Google Inc.                 CL A         38259P508        237        450     SH                SOLE               450
Grey Wolf Inc                COM         397888108         90     10,000     SH                SOLE            10,000
Healthcare Rlty TR           COM         421946104        763     32,100     SH                SOLE            32,100
Hollywood Media Corp         COM         436233100        820    331,882     SH                SOLE           331,882
Home Depot Inc               COM         437076102        679     29,000     SH                SOLE            29,000
Imergent Inc                 COM         45247Q100        514     43,400     SH                SOLE            43,400
Infogroup Inc                COM         456818301         92     21,000     SH                SOLE            21,000
Innodata Isogen Inc        COM NEW       457642205        635    226,701     SH                SOLE           226,701
International Business Mach  COM         459200101      2,311     19,500     SH                SOLE            19,500
Ishares Inc               MSCI JPN       464286848        125     10,000     SH                SOLE            10,000
JetBlue Awys Corp            COM         477143101         99     26,500     SH                SOLE            26,500
KKR Finl Corp               REIT         482476306      2,468    235,000     SH                SOLE           235,000
K Sea Transn Partners LP    LTDP         48268Y101      1,131     35,600     SH                SOLE            35,600
Level 3 Communications Inc   COM         52729N100        243     82,500     SH                SOLE            82,500
Martha Stewart Living       CL A         573083102        984    133,000     SH                SOLE           133,000
MDC Partners Inc          CL A SUB       552697104        481     67,000     SH                SOLE            67,000
                             VTG
Meade Instruments Corp       COM         583062104         41     45,000     SH                SOLE            45,000
Microsoft Corp.              COM         594918104        341     12,400     SH                SOLE            12,400
Montpelier Re Holdings Ltd   SHS         G62185106        258     17,500     SH                SOLE            17,500
Mortons Restaurant Grp Inc   COM         619430101        275     40,000     SH                SOLE            40,000
Mylan Inc                    COM         628530107        785     65,000     SH                SOLE            65,000
National Lampoon Inc         COM         636637100        246    153,470     SH                SOLE           153,470
New Frontier Media Inc       COM         644398109         68     17,000     SH                SOLE            17,000
NGas Resources Inc           COM         62912T103      1,160    125,000     SH                SOLE           125,000
NYSE Euronext                COM         629491101      1,565     30,900     SH                SOLE            30,900
Orbit Intl Corp            COM NEW       685559304      3,135    445,500     SH                SOLE           445,500
Osteotech Inc                COM         688582105        285     50,000     SH                SOLE            50,000
Penn Treaty Amer Corp        COM         707874400     11,100  2,302,700     SH                SOLE         2,302,700
Penn West Energy TR         UNIT         707885109      1,181     34,900     SH                SOLE            34,900
Pfizer Inc                   COM         717081103        236     13,500     SH                SOLE            13,500
Playboy Enterprises Inc     CL A         728117201      1,003    192,800     SH                SOLE           192,800
Playboy Enterprises Inc     CL B         728117300        703    142,300     SH                SOLE           142,300
Polymet Mining Corp          COM         731916102        220     56,500     SH                SOLE            56,500
Pro Pharmaceuticals Inc      COM         74267T109          5     15,000     SH                SOLE            15,000
Proxymed Inc               COM NEW       744290305         10     27,992     SH                SOLE            27,992
Reading International Inc   CL A         755408101        160     20,600     SH                SOLE            20,600
Rewards Network Inc          COM         761557107      6,325  1,539,000     SH                SOLE         1,539,000
SLM Corp                     COM         78442P106        571     29,500     SH                SOLE            29,500
SMF Energy Corp              COM         78453M109         48     80,000     SH                SOLE            80,000
Source Interlink Cos Inc     COM         836151209         59     26,601     SH                SOLE            26,601
Spacehab Inc                 COM         846243103          6     11,270     SH                SOLE            11,270
Stein Mart Inc               COM         858375108        180     40,000     SH                SOLE            40,000
Student Loan Corp            COM         863902102      3,011     30,700     SH                SOLE            30,700
Taylor Devices Inc           COM         877163105        220     34,461     SH                SOLE            34,461
Time Warner Inc              COM         887317105        577     39,000     SH                SOLE            39,000
UnitedHealth Group Inc       COM         91324P102        302     11,500     SH                SOLE            11,500
USG Corp                   COM NEW       903293405      2,342     79,200     SH                SOLE            79,200
Viacom Inc New              CL B         92553P201      3,405    111,500     SH                SOLE           111,500
Wal Mart Stores Inc          COM         931142103        478      8,500     SH                SOLE             8,500
Weyerhaeuser Co              COM         962166104        614     12,000     SH                SOLE            12,000
White Mtns Ins Group         COM         G9618E107     10,982     25,600     SH                SOLE            25,600
Ltd
